Material Accounting Policies Information - Schedule of New Accounting Standards, Amendments and Interpretations (Details)	12 Months Ended
Dec. 31, 2025
Amendments to IFRS 9 and IFRS 7 Admendments to the Classification and Measurement of Financial Instruments [Member]
Schedule of New Accounting Standards, Amendments and Interpretations [Line Items]
Title	Amendments to IFRS 9 and IFRS 7 Admendments to the Classification and Measurement of Financial Instruments
Effective Date	Jan. 01, 2026
Annual Improvement to IFRS Accounting Standars – Volume 11 [Member]
Schedule of New Accounting Standards, Amendments and Interpretations [Line Items]
Title	Annual Improvement to IFRS Accounting Standars – Volume 11
Effective Date	Jan. 01, 2026
Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature-dependent Electricity [Member]
Schedule of New Accounting Standards, Amendments and Interpretations [Line Items]
Title	Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature-dependent Electricity
Effective Date	Jan. 01, 2026